Document and Entity Information Document	Dec. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Dec. 22, 2022
Document Period End Date	Dec. 22, 2022
Amendment Flag	false
Entity Registrant Name	SusGlobal Energy Corp.
Entity Address, Address Line One	200 Davenport Road
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5R 1J2
Entity Incorporation, State Country Name	DE
City Area Code	416
Local Phone Number	223-8500
Entity File Number	000-56024
Entity Central Index Key	0001652539
Entity Emerging Growth Company	false
Entity Tax Identification Number	38-4039116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false